RELATED PARTY TRANSACTIONS (Tables)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Schedule of future maturities	The future maturities are as follows:
December 31, 2021(remaining 9 months)	$65,000
$65,000
The future maturities are as follows:
December 31, 2021	$68,000
$68,000

S and S Beverage [Member]
Schedule of future maturities	The future maturities are as follows:
December 31, 2021 – December 31, 2022	$—
November 1, 2023	798,261
$798,261
The future maturities are as follows:
December 31, 2021 – December 31, 2022	$-
November 1, 2023	798,261
$798,261